POST-EMPLOYMENT BENEFIT - Reconciliation of the liabilities of the pension plans and other benefits (Details) - Health and life insurance plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet
The Actuarial Present Value obligations	R$ 174,716	R$ 162,635
Net liabilities / (assets)	174,716	162,635
Income Statement
Net Current service cost	9,702	9,652	R$ 757
Net interest costs	14,544	16,404	20,741
Actuarial expense / (revenue) recognized in the year	R$ 24,246	R$ 26,056	R$ 21,498